Transactions with Related Parties	6 Months Ended
Jun. 30, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the six month periods ended June 30, 2020 and 2021, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income/ (loss):

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Management fees-related parties
Management fees – Pavimar (a)	$273,000	$1,782,000
Management fees – Castor Ships (c)	—	742,500

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)	$—	$364,540

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$151,667	$150,833

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$—	$600,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$—	$2,426,800

As of December 31, 2020 and June 30, 2021, balances with related parties consisted of the following:

	December 31, 2020	June 30, 2021
Assets:
Working capital advances granted to Pavimar (a) – current	$1,559,132	$1,831,311
Working capital advances granted to Pavimar (a) – non-current	—	1,104,394

Liabilities:
Related party debt (b) – Thalassa	$5,000,000	$5,000,000
Accrued loan interest (b) – Thalassa	405,000	555,833
Voyage commissions & management fees due to Castor Ships (c)	1,941	97,445
Management fees due to Pavimar (a)	—	101,400

(a)	Pavimar:

Each of the Company’s ship-owning subsidiaries have entered into separate vessel management agreements with Pavimar, a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, vessel accounting and audit support services, in exchange for a daily fee. During the six month period ended June 30, 2020, the Company’s vessels then comprising its fleet were charged with a daily management fee of $500 per day per vessel.

On September 1, 2020, the Company’s then shipowning subsidiaries entered into revised shipmanagement agreements with Pavimar which replaced the then existing shipmanagement agreements in their entirety (the “Technical Management Agreements”). Pursuant to the Technical Management Agreements, effective September 1, 2020, Pavimar provides the Company’s shipowning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for which Pavimar is now paid a daily fee of $600 per vessel, which shall be also subject to an annual review on their anniversary date.  The Technical Management Agreements have a term of five years and such term automatically renews for a successive five year term on each anniversary of their effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Technical Management Agreements are terminated by the ship-owning subsidiaries other than by reason of default by Pavimar, a termination fee equal to four times the total amount of the daily management fee calculated on an annual basis shall be payable from the ship-owning subsidiaries to Pavimar.

As of June 30, 2021, Pavimar has subcontracted the technical management of three of the Company’s dry bulk vessels and eight of its tanker vessels to third-party ship-management companies. These third-party management companies provide technical management to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company has as of June 30, 2021 paid Pavimar working capital guarantee deposits aggregating the amount of $1,362,646, of which $258,252 are included in Due from related party, current and $1,104,394 are presented in Due from related party, non-current in the accompanying unaudited interim consolidated balance sheets.

During the six months ended June 30, 2020 and 2021, the Company incurred management fees under the Technical Management Agreements amounting to $273,000 and $1,782,000, respectively, which are separately presented in Management fees to related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).

In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid in advance from the Company to Pavimar. As of December 31, 2020 and June 30, 2021, amounts of $1,559,132 and $1,573,059, respectively, were due from Pavimar in relation to these working capital advances granted to it, net of payments made by Pavimar on behalf of the Company vessels.

(b) Thalassa:

$5.0 Million Term Loan Facility

Details of the Company’s loan agreement with Thalassa are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 Annual Report.
During the six months ended June 30, 2020 and 2021, the Company incurred interest costs in connection with the $5.0 million unsecured term loan with Thalassa (the “$5.0 Million Term Loan Facility”) amounting to $151,667 and $150,833, which are included in Interest and finance costs in the accompanying unaudited interim consolidated statements of comprehensive income/(loss).
As of June 30, 2021, no amounts were prepaid under the $5.0 Million Term Loan Facility.

(c) Castor Ships:

On September 1, 2020, the Company and its shipowning subsidiaries entered into a master management agreement (the “Master Agreement”) with Castor Ships. Pursuant to the terms of the Master Agreement each of the Company’s shipowning subsidiaries also entered into separate commercial shipmanagement agreements with Castor Ships (the “Commercial Shipmanagement Agreements” and together with the Master Agreement, the “Castor Ships Management Agreements”). Under the terms of the Castor Ships Management Agreements, Castor Ships manages overall the Company’s business and provides commercial shipmanagement, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, handling all the Company’s vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company and its shipowning subsidiaries. In exchange for these services, the Company and its subsidiaries pay Castor Ships (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Commercial Shipmanagement Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

The Castor Ships Management Agreements have a term of five years and such term automatically renews for a successive five year term on each anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Castor Ships Management Agreements are terminated by the Company, or are terminated by Castor Ships due to a material breach of the Master Agreement by the Company or a change of control in the Company, Castor Ships shall be entitled to a termination fee equal to four times the total amount of the flat management fee and the per vessel management fees calculated on an annual basis. The Commercial Shipmanagement Agreements also provide that the management fees shall be subject to an annual review on their anniversary.

During the six month period ended June 30, 2021, the Company incurred (i) management fees amounting to $600,000 for the management and administration of the Company’s business, which are included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss), (ii) management fees amounting to $742,500 for the provision of the services under the Commercial Shipmanagement Agreements which are included in Management fees to related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss), (iii) charter hire commissions amounting to $364,540 which are included in Voyage expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) and (iv) sale and purchase commission amounting to $2,426,800 which is included in Vessels, net in the accompanying unaudited interim consolidated balance sheet.